LIBERTY INCOME BOND FUND CLASS A

                              Stein Roe Income Fund

               Effective July 15, 2002, Stein Roe Income Fund was renamed Liberty Income Fund.




                                  Annual Report
                                  June 30, 2002

Contents

--------------------------------------------------------------------------------


Fund Performance.............................................................  1

   How Liberty Income Bond Fund Class A has done over time

Portfolio Manager's Report...................................................  2

   Interview with the portfolio manager and a summary of investment activity

Investment Portfolio.........................................................  3

   A complete list of investments with market values

Financial Statements.........................................................  9

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 15

Financial Highlights......................................................... 19

   Selected per-share data

Report of Ernst & Young LLP, Independent Auditors............................ 21

Trustees..................................................................... 22

Officers and Transfer Agent.................................................. 25


                Must be preceded or accompanied by a prospectus.

             o NOT FDIC INSURED o May lose value o No bank guarantee

Fund Performance
--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the value of a hypothetical $10,000 investment. Below we compare Liberty Income Bond Fund Class A with its benchmark, the Lehman Brothers Intermediate Credit Bond Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells investments that have grown in value).

                         Average annual total return (%)
                           Period ended June 30, 2002
--------------------------------------------------------------------------------
                                                        1-year   5-year  10-year
--------------------------------------------------------------------------------
LIBERTY INCOME BOND FUND CLASS A WITHOUT SALES CHARGE     5.53     6.24     7.32
LIBERTY INCOME BOND FUND CLASS A WITH SALES CHARGE        0.48     5.22     6.81
Lehman Brothers Intermediate Credit Bond Index            7.65     7.14     7.32
Lipper Corporate BBB Rated Debt Fund Category Average     5.23     5.54     6.99


VALUE OF A $10,000 INVESTMENT, JUNE 30, 1992 TO JUNE 30, 2002
--------------------------------------------------------------------------------

[line chart data]:

Liberty Income Bond Fund Class A

                                                    Lehman Brothers
                 Fund without      Fund with        Intermediate Credit
                 sales charge      sales charge     Bond Index
6/30/92          $10,000.0         $9,525.0         $10,000.0
6/30/93           11,464.0          10,920.0         11,225.0
6/30/94           11,386.0          10,845.0         11,161.0
6/30/95           12,843.0          12,233.0         12,600.0
6/30/96           13,580.0          12,935.0         13,272.0
6/30/97           14,977.0          14,266.0         14,350.0
6/30/98           16,282.0          15,508.0         15,648.0
6/30/99           16,366.0          15,589.0         16,210.0
6/30/00           17,171.0          16,355.0         16,811.0
6/30/01           19,208.0          18,295.0         18,817.0
6/30/02           20,274.0          19,319.0         20,258.0


Liberty Income Bond Fund Class A is a class of Stein Roe Income Fund (the "fund"), a series of Liberty-Stein Roe Income Funds Trust. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return may vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions, if any. The "with sales charge" returns include the maximum sales charge of 4.75% for class A shares. Liberty Income Bond Fund Class A commenced operations on July 31, 2000. Historical performance for the period prior to July 31, 2000 is based on the performance of the funds class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to the fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Liberty Income Bond Fund, Class A to the Lehman Brothers Intermediate Credit Bond Index, an unmanaged group of fixed-income securities that may differ from the composition of the fund. Unlike mutual funds, it is not possible to invest directly in an index.

Portfolio Manager's Report
--------------------------------------------------------------------------------

COMMENTARY FROM STEPHEN F. LOCKMAN, CFA, PORTFOLIO MANAGER OF LIBERTY INCOME BOND FUND CLASS A AND SR&F INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                    FUND DATA

   INVESTMENT OBJECTIVE AND STRATEGY:

   Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation. The fund invests all of its assets in SR&F Income Portfolio as part of a master fund-feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in bonds, which primarily consist of medium-or higher quality debt securities, and, to a lesser extent lower quality securities, which may involve greater credit and other risks.

--------------------------------------------------------------------------------


For the 12-month period that ended June 30, 2002, Liberty Income Bond Fund Class A generated a total return of 5.53% (unadjusted for sales charge). The fund underperformed its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which posted a 7.65% total return for the same period. However, it outperformed its peer group, the Lipper Corporate BBB Rated Debt Fund Category Average, which was 5.23%, primarily because it had a lower exposure to some of the period's worst performers.

LOWER INTEREST RATES HAD BIG IMPACT ON RETURNS

Following the Federal Reserve Board's aggressive push to lower interest rates throughout most of 2001, the bond market rallied during the first three months of 2002. However, yield spreads on investment grade bonds widened and became more volatile as the result of increased wariness about potential rating agency downgrades, liquidity traps and accounting issues.

SECTOR AND CREDIT SELECTION HELPED ABSOLUTE PERFORMANCE

In a year that was remarkable for continuously breaking news of financial improprieties at a relatively small number of high-flying companies, investors were rewarded for being underweight in a group of bonds that ultimately were responsible for dragging down the major bond indexes. Careful research helped the fund avoid many of these minefields. The fund was underweight in media, telecommunications, utilities and technology sectors, which lagged for most of the fund's fiscal year. The entire telecom sector was under pressure during the year, hamstrung by a flood of new issues that met with little investor demand. We did take a position in WorldCom in January 2002, hoping to take advantage of an opportunity for higher yields, but eliminated it as soon as we determined that the company's business prospects were deteriorating. We were able to avoid most of the issue's precipitous drop in value.

         Rather than concentrate the fund's assets in industries where there was lack of liquidity and overcapacity, we focused our investment activities on sectors that were able to generate greater levels of free cash flow to make interest payments on their debt, such as energy, auto parts and chemical companies. Finally, we were able to offset some of the risks of holding weakening individual credits by acting quickly on negative news.

         On the other hand, earlier in the year the fund did have modest exposure to high-yield securities that generally underperformed the index. When it appeared that economic recovery would be delayed, we increased our exposure to A- and AA-rated credits, which helped the fund perform better than most of its BBB-rated peers.

MARKET VOLATILITY WILL DRIVE FUND'S INVESTMENTS TO HIGHER-QUALITY

In a slow-growth economy, we believe that corporate earnings will remain unstable and as a result, bond prices could be volatile in the near term. In this environment we are favoring higher-quality issues and expect to maintain a smaller allocation to higher-yielding securities than we have in the past. Until business prospects improve, we will focus on lowering the fund's volatility by concentrating on industry selection and individual credit analysis.




MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES.Past performance is no guarantee of future results. Share price and investment return may vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any.

Source of Lipper Data:Lipper, Inc. Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

Liberty Income Bond Fund Class A is a share class of Stein Roe Income Fund.

Economic and market conditions change frequently. There is not guarantee that the trends described herein will continue or commence.

SR&F Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - 84.2%                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.4%
   FORESTRY - 0.4%
   Weyerhaeuser Co., 7.375%,03/15/32 (a).........................................................     $ 1,425,000     $ 1,446,190
                                                                                                                 ----------------

CONSTRUCTION - 2.3%
   BUILDING CONSTRUCTION - 2.3%
   Beazer Homes USA, Inc., 8.875%, 04/01/08......................................................       3,000,000       3,030,000
   Del Webb Corp., 9.375%, 05/01/09..............................................................       3,000,000       3,120,000
   Pulte Homes, Inc., 7.875%, 06/15/32...........................................................       1,500,000       1,499,745
                                                                                                                 ----------------
                                                                                                                        7,649,745
                                                                                                                 ----------------
FINANCE, INSURANCE & REAL ESTATE - 26.1%
   DEPOSITORY INSTITUTIONS - 6.9%
   Barclays Bank PLC, 7.375%, 06/29/49 (a).......................................................       2,500,000       2,686,320
   Credit Suisse First Boston USA, Inc., 7.900%, 12/15/26 (a)....................................       3,500,000       3,796,054
   Export-Import Bank of Korea, 6.375%, 02/15/06.................................................       2,000,000       2,109,420
   Golden State Escrow Corp., 7.125%, 08/01/05...................................................       3,000,000       3,184,830
   Popular, Inc., 6.125%, 10/15/06...............................................................       3,000,000       3,049,830
   Sovereign Bancorp, Inc.:
      8.000%, 03/15/03...........................................................................       1,500,000       1,533,450
      10.500%, 11/15/06..........................................................................       1,500,000       1,690,770
   Swiss Bank Corp., 7.375%, 07/15/15............................................................       4,000,000       4,407,560
                                                                                                                 ----------------
                                                                                                                       22,458,234
                                                                                                                 ----------------
   FINANCIAL SERVICES - 6.2%
   Capital One Financial Corp., 8.750%, 02/01/07.................................................       4,000,000       4,035,000
   Citicorp, 8.040%, 12/15/19 (a)................................................................       4,000,000       4,380,640
   International Lease Finance Corp., 6.375%, 03/15/09...........................................       3,000,000       3,087,090
   John Deere Capital Corp., 7.000%, 03/15/12....................................................       4,000,000       4,268,680
   LaBranche & Co., Inc., 12.000%, 03/01/07......................................................       2,000,000       2,260,000
   National Rural Utilities Cooperative Finance Corp., 7.250%, 03/01/12..........................       2,000,000       2,141,400
                                                                                                                 ----------------
                                                                                                                       20,172,810
                                                                                                                 ----------------
   HOLDING & OTHER INVESTMENT OFFICES - 0.9%
   HSBC Holdings PLC, 9.547%, 12/31/49 (a).......................................................       2,500,000       2,966,550
                                                                                                                 ----------------

   INSURANCE CARRIERS - 1.2%
   Florida Windstorm Underwriting Association, 7.125%, 02/25/19 (a)..............................       2,000,000       2,100,520
   Nationwide Financial Services, 5.900%, 07/01/12...............................................       1,800,000       1,769,076
                                                                                                                 ----------------
                                                                                                                        3,869,596
                                                                                                                 ----------------
   NON-DEPOSITORY CREDIT INSTITUTIONS - 3.5%
   Brascan Corp., 7.125%, 06/15/12...............................................................       1,500,000       1,497,090
   Ford Motor Credit Co., 6.500%, 01/25/07.......................................................       3,500,000       3,509,345
   General Motors Acceptance Corp., 6.875%, 09/15/11.............................................       1,500,000       1,486,020
   Household Finance Corp., 5.750%, 01/30/07.....................................................       5,000,000       4,962,150
                                                                                                                 ----------------
                                                                                                                       11,454,605
                                                                                                                 ----------------
   REAL ESTATE - 4.4%
   iStar Financial, Inc., 8.750%, 08/15/08.......................................................       2,350,000       2,350,000
   Property Trust of America, 6.875%, 02/15/08...................................................       1,500,000       1,569,390
   Prudential Property Separate Account:
      6.625%, 04/01/09 (a).......................................................................       3,000,000       2,987,400
      7.125%, 07/01/07 (a).......................................................................       4,000,000       4,197,000
   Regency Centers L.P., 6.750%, 01/15/12........................................................       1,200,000       1,189,020
   Ventas Realty L.P., 9.000%, 05/01/12 (a)......................................................       2,000,000       2,040,000
                                                                                                                 ----------------
                                                                                                                       14,332,810
                                                                                                                 ----------------


See notes to investment portfolio.

                                       3

SR&F Income Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------

June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - CONTINUED
   SECURITY BROKERS & DEALERS - 3.0%
   Jefferies Group, Inc., 7.750%, 03/15/12.......................................................     $ 2,750,000     $ 2,807,282
   Morgan Stanley, Dean Witter & Co., 6.600%, 04/01/12...........................................       2,500,000       2,546,050
   Spear Leeds & Kellogg L.P., 8.250%, 08/15/05 (a)..............................................       4,000,000       4,430,600
                                                                                                                 ----------------
                                                                                                                        9,783,932
                                                                                                                 ----------------
MANUFACTURING - 9.1%
   APPAREL - 0.2%
   Cintas Corp., 6.000%, 06/01/12 (a)............................................................         750,000         755,962
                                                                                                                 ----------------

   CHEMICALS & ALLIED PRODUCTS - 1.0%
   Eastman Chemical Co., 7.625%, 06/15/24........................................................       3,000,000       3,247,740
                                                                                                                 ----------------

   ELECTRONIC & ELECTRICAL EQUIPMENT - 0.3%
   AMETEK, Inc., 7.200%, 07/15/08 (a)............................................................       1,000,000         993,300
                                                                                                                 ----------------

   FOOD & KINDRED PRODUCTS - 1.1%
   Panamerican Beverages, Inc., 7.250%, 07/01/09.................................................       2,000,000       1,976,140
   Pepsi-Gemex SA, 9.750%, 03/30/04..............................................................       1,500,000       1,582,500
                                                                                                                 ----------------
                                                                                                                        3,558,640
                                                                                                                 ----------------
   LUMBER & WOOD PRODUCTS - 0.7%
   Georgia-Pacific Corp., 8.875%, 05/15/31.......................................................       2,400,000       2,268,000
                                                                                                                 ----------------

   MACHINERY & COMPUTER EQUIPMENT - 0.8%
   Cincinnati Milacron, Inc., 8.375%, 03/15/04...................................................       2,000,000       1,770,000
   Kennametal, Inc., 7.200%, 06/15/12............................................................         800,000         793,720
                                                                                                                 ----------------
                                                                                                                        2,563,720
                                                                                                                 ----------------
   MISCELLANEOUS MANUFACTURING - 0.8%
   Dana Corp.:
      9.000%, 08/15/11...........................................................................       1,100,000       1,078,000
      10.125%, 03/15/10 (a)......................................................................       1,500,000       1,537,500
                                                                                                                 ----------------
                                                                                                                        2,615,500
                                                                                                                 ----------------
   PAPER PRODUCTS - 0.8%
   Buhrmann US, Inc., 12.250%, 11/01/09..........................................................       1,750,000       1,837,500
   Sappi Papier Holding Co., 7.500%, 06/15/32 (a)................................................         750,000         764,303
                                                                                                                 ----------------
                                                                                                                        2,601,803
                                                                                                                 ----------------
   PRINTING & PUBLISHING - 0.9%
   PriMedia, Inc., 8.875%, 05/15/11..............................................................       1,250,000         900,000
   Viacom, Inc., 7.875%, 07/30/30................................................................       1,750,000       1,862,490
                                                                                                                 ----------------
                                                                                                                        2,762,490
                                                                                                                 ----------------
   RUBBER & PLASTIC - 0.6%
   Goodyear Tire & Rubber Co., 7.857%, 08/15/11..................................................       2,150,000       1,981,225
                                                                                                                 ----------------

   STONE, CLAY, GLASS & CONCRETE - 0.9%
   Owens-Brockway Glass Container, Inc., 8.875%, 02/15/09 (a)....................................       3,000,000       3,000,000
                                                                                                                 ----------------

   TOBACCO PRODUCTS - 1.0%
   UST, Inc., 8.800%, 03/15/05...................................................................       3,000,000       3,306,270
                                                                                                                 ----------------


See notes to investment portfolio.

                                       4


SR&F Income Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------

June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 8.5%
   OIL & GAS EXTRACTION - 5.1%
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.................................................     $ 1,019,000      $  947,670
   Husky Oil Ltd., 8.900%, 08/15/28..............................................................       3,000,000       3,208,212
   Lyondell PetroChemical Co., 9.750%, 09/04/03..................................................       2,000,000       2,010,000
   Murphy Oil Corp., 6.375%, 05/01/12............................................................       2,250,000       2,278,080
   Nexen, Inc., 7.875%, 03/15/32.................................................................       3,500,000       3,492,930
   Noble Drilling Corp., 7.500%, 03/15/19........................................................       3,500,000       3,417,890
   Pemex Project Funding Master Trust, 9.125%, 10/13/10..........................................         750,000         787,500
   YPF Sociedad Anonima, 7.500%, 10/26/02........................................................         418,012         405,471
                                                                                                                 ----------------
                                                                                                                       16,547,753
                                                                                                                 ----------------
   OIL & GAS FIELD SERVICES - 3.4%
   Devon Financing Corp., 7.875%, 09/30/31.......................................................       2,600,000       2,768,974
   Hanover Equipment Trust, 8.750%, 09/01/11 (a).................................................         650,000         611,000
   PDVSA Finance Ltd., 7.400%, 08/15/16..........................................................       2,500,000       1,900,000
   Petrobras International Finance Co., 9.750%, 07/06/11.........................................       1,500,000       1,125,000
   SESI LLC, 8.875%, 05/15/11....................................................................       1,750,000       1,767,500
   Valero Energy Corp., 7.500%, 04/15/32.........................................................       2,000,000       1,975,960
   XTO Energy, Inc., 7.500%, 04/15/12............................................................       1,000,000       1,015,000
                                                                                                                 ----------------
                                                                                                                       11,163,434
                                                                                                                 ----------------
RETAIL TRADE - 4.1%
   FOOD STORES - 1.4%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11............................................       1,500,000       1,410,000
   Winn-Dixie Stores, Inc., 8.875%, 04/01/08.....................................................       3,000,000       3,030,000
                                                                                                                 ----------------
                                                                                                                        4,440,000
                                                                                                                 ----------------
   GENERAL MERCHANDISE STORES - 1.8%
   Sears Roebuck Acceptance Corp., 7.000%, 06/01/32..............................................       3,000,000       2,866,020
   Toys R Us, Inc., 7.625%, 08/01/11.............................................................       3,000,000       2,888,550
                                                                                                                 ----------------
                                                                                                                        5,754,570
                                                                                                                 ----------------
   RESTAURANTS - 0.9%
   YUM! Brands, Inc., 7.700%, 07/01/12...........................................................       3,000,000       2,970,000
                                                                                                                 ----------------

SERVICES - 14.8%
   AMUSEMENT & RECREATION - 2.9%
   Argosy Gaming Co., 10.750%, 06/01/09..........................................................       3,000,000       3,232,500
   Harrahs Operating Co., Inc., 7.125%, 06/01/07.................................................       2,750,000       2,896,410
   Park Place Entertainment Corp., 9.375%, 02/15/07..............................................       2,500,000       2,612,500
   Six Flags, Inc., 9.500%, 02/01/09.............................................................         750,000         761,250
                                                                                                                 ----------------
                                                                                                                        9,502,660
                                                                                                                 ----------------
   AUTO EQUIPMENT & RENTAL SERVICES - 2.5%
   ERAC USA Finance Co., 8.000%, 11/15/11 (a)....................................................       3,000,000       3,245,790
   Hertz Corp., 7.625%, 06/01/12.................................................................       1,750,000       1,735,790
   United Rentals, Inc., 10.750%, 04/15/08.......................................................       3,000,000       3,195,000
                                                                                                                 ----------------
                                                                                                                        8,176,580
                                                                                                                 ----------------
   BUSINESS SERVICES - 0.4%
   DynCorp, Inc., 9.500%, 03/01/07...............................................................       1,000,000       1,035,000
                                                                                                                 ----------------

   HEALTH SERVICES - 2.9%
   HCA, Inc., 7.125%, 06/01/06...................................................................       4,000,000       4,167,200
   HealthSouth Corp.:
      7.625%, 06/01/12 (a).......................................................................       3,000,000       2,955,210
      10.750%, 10/01/08..........................................................................       2,000,000       2,220,000
                                                                                                                 ----------------
                                                                                                                        9,342,410
                                                                                                                 ----------------


See notes to investment portfolio.

                                       5

SR&F Income Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------

June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
SERVICES - CONTINUED
   HOTELS, CAMPS & LODGING - 4.3%

   Hyatt Equities LLC, 6.875%, 06/15/07 (a)......................................................     $ 2,000,000     $ 2,007,800
   Marriott International, Inc., 6.875%, 11/15/05................................................       5,000,000       5,214,450
   Meditrust Companies:
      7.620%, 09/13/05...........................................................................       2,200,000       2,156,000
      7.820%, 09/10/26...........................................................................       1,000,000       1,000,000
   Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 05/01/07 (a)...............................       3,500,000       3,484,600
                                                                                                                 ----------------
                                                                                                                       13,862,850
                                                                                                                 ----------------
   MOTION PICTURES - 1.2%
   The Walt Disney Co., 5.375%, 06/01/07.........................................................       4,000,000       4,033,240
                                                                                                                 ----------------

   RENTAL & LEASING SERVICES - 0.6%
   Rent-A-Center, Inc., 11.000%, 08/12/08........................................................       2,000,000       2,110,000
                                                                                                                 ----------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 18.2%
   AEROSPACE - 1.3%
   Systems 2001 Asset Trust:
      6.664%, 09/15/13 (a).......................................................................       1,586,191       1,685,189
      7.156%, 12/15/11 (a).......................................................................       2,220,808       2,372,149
                                                                                                                 ----------------
                                                                                                                        4,057,338
                                                                                                                 ----------------
   AIR TRANSPORTATION - 5.1%
   Air 2 US, 8.027%, 10/01/19 (a)................................................................       2,462,258       2,483,605
   American Airlines, Inc.:
      7.024%, 04/15/11...........................................................................       3,029,000       3,089,307
      9.710%, 01/02/07...........................................................................       2,032,966       1,993,465
   Delta Air Lines, Inc., 7.779%, 11/18/05.......................................................       3,750,000       3,801,300
   Sabre Holdings Corp., 7.350%, 08/01/11........................................................       2,250,000       2,274,705
   Southwest Airlines Co., 5.496%, 11/01/06......................................................       3,000,000       3,015,330
                                                                                                                 ----------------
                                                                                                                       16,657,712
                                                                                                                 ----------------
   BROADCASTING - 0.6%
   Gannett Co., Inc., 6.375%, 04/01/12...........................................................       2,000,000       2,079,560
                                                                                                                 ----------------

   CABLE - 0.4%
   Continental Cablevision, Inc., 8.875%, 09/15/05...............................................       1,200,000       1,264,680
                                                                                                                 ----------------

   ELECTRIC SERVICES - 6.0%
   AES Corp.:
      8.750%, 06/15/08...........................................................................       1,250,000         787,500
      9.500%, 06/01/09...........................................................................       1,000,000         660,000
   Calpine Canada Energy Finance ULC, 8.500%, 05/01/08...........................................       1,500,000       1,005,000
   Calpine Corp., 8.500%, 02/15/11...............................................................       1,500,000         990,000
   CMS Energy Corp., 8.375%, 07/01/03............................................................       5,000,000       4,000,000
   Edison Mission, 9.875%, 04/15/11..............................................................         500,000         492,500
   FirstEnergy Corp., 7.375%, 11/15/31...........................................................       2,000,000       1,908,680
   Mirant Americas Generation LLC, 7.200%, 10/01/08..............................................       1,500,000       1,200,000
   National Power Corp., 9.000%, 07/05/02 (a)....................................................       1,500,000       1,499,978
   Orion Power Holdings, Inc., 12.000%, 05/01/10.................................................       1,000,000         830,000
   Pinnacle Partners, 8.830%, 08/15/04 (a).......................................................       2,750,000       2,757,507
   Southern Power Co., 6.250%, 07/15/12 (a)......................................................       2,000,000       2,002,420
   Southpoint Energy, 8.400%, 05/30/12 (a).......................................................         908,911         663,505
   Western Resources, Inc., 7.875%, 05/15/07 (a).................................................         750,000         758,438
                                                                                                                 ----------------
                                                                                                                       19,555,528
                                                                                                                 ----------------


See notes to investment portfolio.

                                       6

SR&F Income Portfolio Continued

---------------------------------------------------------------------------------------------------------------------------------

June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - CONTINUED
   PIPELINES - 0.5%
   El Paso Corp., 7.875%, 06/15/12 (a)...........................................................     $ 1,500,000     $ 1,500,150
                                                                                                                 ----------------

   SANITARY SERVICES - 1.3%
   Allied Waste North America, Inc., 8.875%, 04/01/08............................................         500,000         495,000
   Waste Management, Inc.:
      7.375%, 08/01/10...........................................................................       1,250,000       1,298,563
      7.750%, 05/15/32 (a).......................................................................       2,500,000       2,473,675
                                                                                                                 ----------------
                                                                                                                        4,267,238
                                                                                                                 ----------------
   TELECOMMUNICATIONS - 0.8%
   Cingular Wireless, Inc., 5.625%, 12/15/06.....................................................       1,200,000       1,163,976
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).................................................       2,000,000       1,420,000
                                                                                                                 ----------------
                                                                                                                        2,583,976
                                                                                                                 ----------------
   TELEPHONE COMMUNICATIONS EX RADIOTELEPHONE - 2.2%
   ALLTEL Corp.:
      7.000%, 07/01/12...........................................................................       1,500,000       1,492,230
      7.875%, 07/01/32...........................................................................       3,000,000       2,943,570
   TPSA Finance BV, 7.750%, 12/10/08 (a).........................................................       3,000,000       2,879,670
                                                                                                                 ----------------
                                                                                                                        7,315,470
                                                                                                                 ----------------

WHOLESALE TRADE - 0.7%
   NON-DURABLE GOODS - 0.7%
   Lilly Del Mar, Inc., 7.717%, 08/01/29 (a).....................................................       2,250,000       2,381,848
                                                                                                                 ----------------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
    (cost of $274,594,056).......................................................................                     274,391,119
                                                                                                                 ----------------
---------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITY - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp., 9.660%, 03/26/29 (a)
   (cost of $655,151) ...........................................................................         655,151         642,048
                                                                                                                 ----------------

---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BOND - 1.0%
   State of Qatar, 9.750%, 06/15/30 (a)..........................................................       2,750,000       3,334,375
                                                                                                                 ----------------

U.S. TREASURY OBLIGATIONS - 3.3%
   U.S. Treasury Notes:
      4.875%, 02/15/12...........................................................................       1,370,000       1,375,138
      5.375%, 02/15/31...........................................................................       9,440,000       9,243,742
                                                                                                                 ----------------
                                                                                                                       10,618,880
                                                                                                                 ----------------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $13,200,089).........................................................................                      13,953,255
                                                                                                                 ----------------



See notes to investment portfolio.

                                       7

SR&F Income Portfolio Continued

---------------------------------------------------------------------------------------------------------------------------------

June 30, 2002
SHORT-TERM OBLIGATION - 9.0%                                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with SBC Warburg Ltd., dated 06/28/02, due 07/01/02 at
   1.900%, collateralized by U.S. Treasury Bonds and/or Notes with various maturities to 11/15/27, market value $30,195,392 (repurchase proceeds
   $29,502,671)
   (cost of $29,498,000).........................................................................    $ 29,498,000    $ 29,498,000
                                                                                                                 ----------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.7%
   (cost of $317,947,296) (b)....................................................................                     318,484,422
                                                                                                                 ----------------
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 2.3%...........................................................                       7,546,979
                                                                                                                 ----------------
NET ASSETS - 100.0%..............................................................................                    $326,031,401
                                                                                                                 ================
---------------------------------------------------------------------------------------------------------------------------------



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  This security is exempt from registration under Rule 144A of the Securities
     Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $79,241,296, which represents 24.3% of net assets.

(b) Cost for generally accepted accounting principles is $317,947,296. Cost for federal income tax purposes is $318,353,449. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/accretion tax elections on fixed-income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.

See notes to financial statements.

                                       8


SR&F Income Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments, at cost ..........................................     $317,947,296
                                                                    ------------
Investments, at value .........................................     $318,484,422
Cash ..........................................................        1,605,539
Receivable for:
   Investments sold ...........................................        5,516,908
   Interest ...................................................        5,671,323
Deferred Trustees' compensation plan ..........................              324
                                                                    ------------
     Total Assets .............................................      331,278,516
                                                                    ------------
LIABILITIES:
Payable for:
   Investments purchased ......................................        5,132,856
   Management fee .............................................           91,623
   Audit fee ..................................................           15,543
   Transfer agent fee .........................................              500
   Pricing and bookkeeping fees ...............................              833
Deferred Trustees' fee ........................................              324
Other liabilities .............................................            5,436
                                                                    ------------
     Total Liabilities ........................................        5,247,115
                                                                    ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST .......     $326,031,401
                                                                    ============



See notes to financial statements.

SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2002

INVESTMENT INCOME:
Interest ....................................................      $ 21,190,095
                                                                   ------------

EXPENSES:
Management fee ..............................................         1,383,956
Pricing and bookkeeping fees ................................            20,871
Transfer agent fee ..........................................             5,999
Trustees' fee ...............................................             4,717
Custody fee .................................................             7,005
Other expenses ..............................................            33,924
                                                                   ------------
   Total Expenses ...........................................         1,456,472
Custody earnings credit .....................................            (5,458)
                                                                   ------------
   Net Expenses .............................................         1,451,014
                                                                   ------------
Net Investment Income .......................................        19,739,081
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments ............................        (2,281,161)
Net change in unrealized appreciation/depreciation
   on investments ...........................................        (1,394,097)
                                                                   ------------
Net Loss ....................................................        (3,675,258)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................      $ 16,063,823
                                                                   ------------



See notes to financial statements.

SR&F Income Portfolio
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                              YEAR ENDED       YEAR ENDED
                                                                                JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                  2002             2001
                                                                           -------------    -------------
OPERATIONS:
Net investment income ...................................................  $  19,739,081    $  18,705,807
Net realized gain (loss) on investments .................................     (2,281,161)         632,780
Net change in unrealized appreciation/depreciation on investments .......     (1,394,097)       9,234,843
                                                                           -------------    -------------
Net Increase from Operations ............................................     16,063,823       28,573,430
                                                                           -------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions ...........................................................     98,087,599       48,850,061
Withdrawals .............................................................    (54,559,039)     (38,926,743)
                                                                           -------------    -------------
   Net Increase from Transactions in Investors' Beneficial Interest .....     43,528,560        9,923,318
                                                                           -------------    -------------
Total Increase in Net Assets ............................................     59,592,383       38,496,748

NET ASSETS:
Beginning of period .....................................................    266,439,018      227,942,270
                                                                           -------------    -------------
End of period ...........................................................  $ 326,031,401    $ 266,439,018
                                                                           =============    =============


See notes to financial statements.

Stein Roe Income Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments in Portfolio, at value ........................    $ 326,031,298
Receivable for fund shares sold ...........................        1,552,017
Deferred Trustees' compensation plan ......................              996
                                                               -------------
   Total Assets ...........................................      327,584,311
                                                               -------------

LIABILITIES:
Payable for:
   Fund shares repurchased ................................           59,800
   Distributions ..........................................           98,436
   Administration fee .....................................           35,309
   Transfer agent fee .....................................           29,843
   Pricing and bookkeeping fees ...........................           10,095
   Audit fee ..............................................            9,543
   Reports to shareholders ................................           12,814
   Trustees' fee ..........................................              100
Deferred Trustees' fee ....................................              996
Other liabilities .........................................            2,327
                                                               -------------
   Total Liabilities ......................................          259,263
                                                               -------------
NET ASSETS ................................................    $ 327,325,048
                                                               =============

COMPOSITION OF NET ASSETS:
Paid-in capital ...........................................    $ 347,922,555
Overdistributed net investment income .....................         (420,053)
Accumulated net realized loss .............................      (20,714,580)
Net unrealized appreciation on investments ................          537,126
                                                               -------------
NET ASSETS ................................................    $ 327,325,048
                                                               =============

CLASS A:
Net assets ................................................    $     204,106
Shares outstanding (unlimited number authorized) ..........           21,618
                                                               =============
Net asset value per share .................................    $        9.44(a)
                                                               =============
Maximum offering price per share ($9.44/0.9525) ...........    $        9.91(b)
                                                               =============

CLASS S:
Net assets ................................................    $ 327,120,942
Shares outstanding (unlimited number authorized) ..........       34,666,644
                                                               =============
Net asset value, offering and redemption price per share ..    $        9.44
                                                               =============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Stein Roe Income Fund
--------------------------------------------------------------------------------

Statement of Operations
For the Year Ended June 30, 2002

INVESTMENT INCOME:
Interest allocated from Portfolio ............................     $ 21,187,713
                                                                   ------------

EXPENSES:
Expenses allocated from Portfolio ............................        1,450,855
Administration fee ...........................................          382,930
Service fee - Class A ........................................               18
Pricing and bookkeeping fees .................................          104,074
Transfer agent fee ...........................................          352,523
Trustees' fee ................................................           12,200
Custody fee ..................................................              427
Audit fee ....................................................           15,409
Registration fee .............................................           42,676
Other expenses ...............................................           59,456
                                                                   ------------
   Total Expenses ............................................        2,420,568
                                                                   ------------
Net Investment Income ........................................       18,767,145
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ALLOCATED FROM PORTFOLIO:
Net realized loss on investments .............................       (2,281,856)
Net change in unrealized appreciation/depreciation
  on investments .............................................       (1,393,561)
                                                                   ------------
Net Loss .....................................................       (3,675,417)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 15,091,728
                                                                   ------------



See notes to financial statements.


Stein Roe Income Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                                                       YEAR ENDED       YEAR ENDED
                                                                                                         JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2002          2001 (a)
                                                                                                    -------------     -------------
OPERATIONS:
Net investment income ..........................................................................    $  18,767,145     $  17,883,736
Net realized gain (loss) on investments allocated from Portfolio ...............................       (2,281,856)          657,654
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio .....       (1,393,561)        9,206,317
                                                                                                    -------------     -------------
Net Increase from Operations ...................................................................       15,091,728        27,747,707
                                                                                                    -------------     -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A .....................................................................................             (336)              (67)
   Class S .....................................................................................      (19,104,757)      (17,944,892)
Return of capital:
   Class A .....................................................................................               (1)             --
   Class S .....................................................................................          (35,938)             --
                                                                                                    -------------     -------------
Total Distributions Declared to Shareholders ...................................................      (19,141,032)      (17,944,959)
                                                                                                    -------------     -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions ...............................................................................          408,267             1,029
   Distributions reinvested ....................................................................              168                67
   Redemptions .................................................................................         (204,204)             --
                                                                                                    -------------     -------------
     Net Increase ..............................................................................          204,231             1,096
                                                                                                    -------------     -------------
Class S:
   Subscriptions ...............................................................................      129,053,213        75,617,322
   Distributions reinvested ....................................................................       17,598,485        16,541,656
   Redemptions .................................................................................      (81,573,998)      (62,960,525)
                                                                                                    -------------     -------------
     Net Increase ..............................................................................       65,077,700        29,198,453
                                                                                                    -------------     -------------
Net Increase from Share Transactions ...........................................................       65,281,931        29,199,549
                                                                                                    -------------     -------------
Total Increase in Net Assets ...................................................................       61,232,627        39,002,297

NET ASSETS:
Beginning of period ............................................................................      266,092,421       227,090,124
                                                                                                    -------------     -------------
End of period ..................................................................................    $ 327,325,048     $ 266,092,421
                                                                                                    =============     =============

Overdistributed net investment income ..........................................................    $    (420,053)    $     (23,252)
                                                                                                    -------------     -------------

CHANGES IN SHARES:
Class A:
   Subscriptions ...............................................................................           42,979               112
   Issued for distributions reinvested .........................................................               18                 7
   Redemptions .................................................................................          (21,498)             --
                                                                                                    -------------     -------------
     Net Increase ..............................................................................           21,499               119
                                                                                                    -------------     -------------

Class S:
   Subscriptions ...............................................................................       13,516,624         7,999,523
   Issued for distributions reinvested .........................................................        1,844,361         1,764,082
   Redemptions .................................................................................       (8,576,296)       (6,700,179)
                                                                                                    -------------     -------------
     Net Increase ..............................................................................        6,784,689         3,063,426
                                                                                                    -------------     -------------

(a)  Class A shares were initially offered on July 31, 2000.




See notes to financial statements.

Notes To Financial Statements
--------------------------------------------------------------------------------

June 30, 2002


NOTE 1. ACCOUNTING POLICIES
ORGANIZATION

Stein Roe Income Fund - Class S and Liberty Income Bond Fund - Class A are the collective series of shares of Stein Roe Income Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Income Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed approximately $432,720,000 in securities and other assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor Income Fund contributed cash of $100,000 to its Portfolio. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. At June 30, 2002, the Fund owned 100% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A shares has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting principles consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service.

    Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities.

    Other assets are valued by a method that the Board of Trustees believes represents a fair value.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of June 30, 2002.

    Investment transactions are accounted for on trade date. Realized gains or losses from investment transactions are reported on an identified cost basis.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

    Class A per share data and ratios are calculated by adjusting the expense and net investment per share data and ratios for the Fund for the entire period by the service fees applicable to Class A, only.

INVESTMENT INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis.

    Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Portfolio or the Fund, but resulted in reclassifications as follows:

                                                 INCREASE
                                  DECREASE    NET UNREALIZED
                                    COST       APPRECIATION
-----------------------------------------------------------
SR&F Income Portfolio             $(285,601)      $285,601
Stein Roe Income Fund              (285,601)       285,601

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

The effect of this change for the year ended June 30, 2002 is as follows:

                    INCREASE        DECREASE
                OVERDISTRIBUTED    ACCUMULATED     INCREASE
                 NET INVESTMENT   NET REALIZED  NET UNREALIZED
                     INCOME           LOSS       APPRECIATION
---------------------------------------------------------------
SR&F Income
    Portfolio       $(241,162)      $206,553        $34,609
Stein Roe
    Income Fund      (241,162)       206,553         34,609

    The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO FUND SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

FEDERAL INCOME TAX:

No provisions are made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and make such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service.

--------------------------------------------------------------------------------
NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for return of capital, paydown reclassifications, deferral of losses from wash sales, post-October losses, non-deductible expenses, discount accretion/premium amortization on debt securities and capital loss carryforwards. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    For the year ended June 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                            ACCUMULATED
   OVERDISTRIBUTED NET      NET REALIZED
    INVESTMENT INCOME           LOSS          PAID-IN CAPITAL
-------------------------------------------------------------
         $226,748             $302,186          $(528,934)

    Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

    The tax character of distributions paid during year was as follows:

                                       RETURN OF
      ORDINARY INCOME                    CAPITAL
------------------------------------------------
        $19,105,093                      $35,939

As of June 30, 2002, the components of distributable earnings on on a tax-basis consisted of unrealized appreciation of $130,973. The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

    The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                         CAPITAL LOSS
  YEAR OF EXPIRATION                     CARRYFORWARD
-----------------------------------------------------
         2007                             $ 6,073,348
         2008                               5,666,942
         2009                               4,764,706
                                          -----------
         Total                            $16,504,996
                                          ===========


Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2002, for federal income tax purposes, post-October losses of $4,123,641 were deferred to July 1, 2002.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in medium- or higher-quality debt securities. See the Investment Portfolio for information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------

NOTE 4. FEES AND COMPENSATION PAID AFFILIATES

MANAGEMENT & ADMINISTRATION FEES:

The Portfolio pays a monthly management fee and the Fund pays a monthly administration fee to Stein Roe & Farnham, Incorporated (the "Advisor") for its services as investment advisor and manager.

    The management fee for the Portfolio is computed at an annual rate of 0.50% of the first $100 million of the Portfolio's average daily net assets and 0.475% thereafter.

    The administration fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets and 0.125% thereafter.

    On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and the Fund's shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

    Under its pricing and bookkeeping agreements with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee from the Fund equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

    The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio.

CLASS A SERVICE FEE:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A shares as of the 20th of each month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

    The Portfolio has an agreement with its custodian bank under which $5,458 of custody fees were reduced by balance credits for the year ended June 30, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended June 30, 2002, purchases and sales of investments for the Portfolio, other than long-term U.S. Government securities and short-term obligations, were $285,351,171 and $251,793,552, respectively. Purchases and sales of U.S. Government securities were $109,863,978 and $107,056,991, respectively.

    Unrealized appreciation (depreciation) at June 30, 2002, for federal income tax purposes, for the Portfolio, was:

     Gross unrealized appreciation               $ 8,337,571
     Gross unrealized depreciation                (8,206,598)
                                                 -----------
       Net unrealized appreciation               $   130,973
                                                 ===========

--------------------------------------------------------------------------------

NOTE 6. LINE OF CREDIT

The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. The commitment fee is included in "Other expenses" on the Statement of Operations, if applicable. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. For the year ended June 30, 2002, the Portfolio had no borrowings under the agreement.

--------------------------------------------------------------------------------

NOTE 7. SUBSEQUENT EVENT

On July 15, 2002, the Fund acquired all the net assets of Liberty Income Fund pursuant to a plan of reorganization approved by Liberty Income Fund shareholders on June 28, 2002. All assets of Liberty Income Fund have been transferred to the Fund in a tax-free exchange and shareholders of Liberty Income Fund have received shares of the Fund in exchange for their shares as follows:

    STEIN ROE
    INCOME FUND        LIBERTY INCOME FUND      UNREALIZED
   SHARES ISSUED       NET ASSETS RECEIVED     DEPRECIATION1
------------------------------------------------------------
    13,623,497            $129,014,519         $(1,650,687)




    NET ASSETS OF        NET ASSETS OF       NET ASSETS OF
       STEIN ROE         LIBERTY INCOME        STEIN ROE
     INCOME FUND        FUND IMMEDIATELY       INCOME FUND
       PRIOR TO             PRIOR TO        IMMEDIATELY AFTER
     COMBINATION          COMBINATION         COMBINATION
-------------------------------------------------------------
    $327,547,213          $129,014,519        $456,561,732

1 Unrealized depreciation is included in the Net Assets Received amount above.


Effective July 15, 2002, Stein Roe Income Fund was renamed Liberty Income Fund.

    Effective July 15, 2002, prior to the reorganization described above, the pro-rata share of net assets of the SR&F Income Portfolio were distributed to the Stein Roe Income Fund based on allocation methods in compliance with the Internal Revenue Service.

Financial Highlights
--------------------------------------------------------------------------------

SR&F Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                                                                             PERIOD
                                                                  YEAR ENDED JUNE 30,                         ENDED
                                               ------------------------------------------------------      JUNE 30,
                                                     2002          2001           2000           1999          1998(a)
                                               ----------    ----------     ----------    -----------   -----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (b).................................        0.51%         0.53%          0.52%          0.50%         0.51%(c)
Net investment income (b)....................        6.90%(d)      7.63%          7.91%          7.17%         7.23%(c)
Portfolio turnover rate......................         136%          128%           205%           203%           77%(e)

(a)  The Portfolio commenced operations on February 2, 1998.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(c)  Annualized.

(d)  Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease the ratio of net investment income to average net assets from 6.98% to 6.90%. Ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(e)  Not annualized.

Financial Highlights
--------------------------------------------------------------------------------

Liberty Income Bond Fund - Class A Shares


Selected data for a share outstanding throughout each period is as follows:

                                                           YEAR        PERIOD
                                                          ENDED         ENDED
                                                       JUNE 30,      JUNE 30,
                                                           2002       2001 (a)
                                                       --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $  9.54        $ 9.21
                                                        -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b) ...........................      0.60(c)       0.61
Net realized and unrealized gain (loss)
   on investments ...................................     (0.08)(c)      0.32
                                                        -------        ------

   Total from Investment Operations .................      0.52          0.93
                                                        -------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income ..........................     (0.62)        (0.60)
Return of capital ...................................        --(d)         --
                                                        -------        ------
   Total Distribution Declared to Shareholders ......     (0.62)        (0.60)
                                                        -------        ------
NET ASSET VALUE, END OF PERIOD ......................   $  9.44        $ 9.54
                                                        =======        ======
Total return (e) ....................................     5.53%        10.41%(f)
                                                        -------        ------

RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................     1.10%         1.12%(g)
Net investment income ...............................     6.32%(c)      7.08%(g)
Net assets, end of period (000's) ...................   $   204        $    1



(a)  Class A shares were initially offered on July 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.40% to 6.32%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Annualized.

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INCOME TRUST, THE LIBERTY INCOME BOND FUND - CLASS A SHAREHOLDERS OF STEIN ROE INCOME FUND, THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F INCOME PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe Income Fund (a series of Liberty-Stein Roe Funds Income Trust), as of June 30, 2002 and the accompanying statement of assets and liabilities, including the investment portfolio, of SR&F Income Portfolio (a series of SR&F Base Trust), and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stein Roe Income Fund series of Liberty-Stein Roe Funds Income Trust and SR&F Income Portfolio a series of SR&F Base Trust at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES


The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101        None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101        None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101        None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      101  Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the                    and services),
Boston, MA 02111                                     Board of Directors, Continental Bank                             Anixter
                                                     Corporation)                                                  International
                                                                                                                  (network support
                                                                                                                     equipment
                                                                                                                 distributor), Jones
                                                                                                                    Lang LaSalle
                                                                                                                    (real estate
                                                                                                                management services)
                                                                                                                    and MONY Group
                                                                                                                   (life insurance)


                                       22

TRUSTEES (CONTINUED)

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (continued)
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        101    Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                   Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation [global education and                  and distributor of
                                                     global applications])                                           giftware and
                                                                                                                     collectibles)




INTERESTED TRUSTEES
William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners          103    Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                      + Co. (financial
                                                     Dean and Professor, College of Business and                  service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and  Systech
                                                                                                                   Retail Systems
                                                                                                                  (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                    101          None
One Financial Center            and                  Management Group, Inc. since November 2001;
Boston, MA 02111              Chairman               formerly Chief Operations Officer of Mutual
                               of the                Funds, Liberty Financial Companies, Inc. from
                                Board                August 2000 to November 2001; Executive Vice
                                                     President of Stein Roe & Farnham Incorporated
                                                     (Stein Roe) since April 1999; Executive Vice
                                                     President and Director of the Advisor since April
                                                     1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since October
                                                     2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

                       The page intentionally left blank.

OFFICERS AND TRANSFER AGENT
-------------------------------------------------------------------------------


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age    Liberty Funds  to office Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President     2001     President of Liberty Funds since November 2001; Chief Investment Officer and Chief
Columbia Management Group, Inc.                   Executive Officer of Columbia Management Group since 2001; President, Chief
590 Madison Avenue, 36th Floor                    Executive Officer and Chief Investment Officer of Fleet Investment Advisors Inc.
Mail Stop NY EH 30636A                            since 2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
New York, NY 10022                                Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)    Chief      2001     Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center        Accounting            Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111            Officer and           2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                            Controller            Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                  Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                  1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000     Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                              (formerly Controller of the Liberty Funds and Liberty All-Star Funds from February
Boston, MA 02111                                  1998 to October 2000); Treasurer of Stein Roe Funds since February 2001 (formerly
                                                  Controller from May 2000 to February 2001); Senior Vice President of LFG since
                                                  January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                  President of the Advisor from February 1998 to October 2000; Senior Tax Manager;
                                                  Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57) Secretary    2002     Secretary of Liberty Funds and Liberty All-Star Funds since February 2002; Senior
One Financial Center                              Vice President and Group Senior Counsel, Fleet National Bank since November 1996
Boston, MA 02111



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Income Bond Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Income Bond Fund Class
A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Income Bond Fund Class A

Liberty Income Bond Fund Class A  Annual Report, June 30, 2002

logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621


                                   PRSRT STD
                                  U.S. Postage
                                      PAID
                                 Holliston, MA
                                 Permit NO. 20

                                                751-02/322K-0602 (08/02) 02/1629